Deposits (Tables)	12 Months Ended
Mar. 31, 2018
Deposit Liabilities Table Disclosures

Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2017 and March 31, 2018 were as follows:

	As of March 31,
	2017		2018		2018
	(In millions)
Interest-bearing:
Savings deposits	Rs.	1,935,786.3	Rs.	2,237,968.7	US$	34,372.1
Time deposits		3,341,857.7		4,455,680.6		68,433.1

Total interest-bearing deposits		5,277,644.0		6,693,649.3		102,805.2
Non-interest-bearing deposits		1,153,678.9		1,190,102.2		18,278.3

Total	Rs.	6,431,322.9	Rs.	7,883,751.5	US$	121,083.5

Time Deposits By Maturity

As of March 31, 2018, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2018
	(In millions)
Due to mature in the fiscal year ending March 31:
2019	Rs.	3,904,998.5	US$	59,975.4
2020		359,634.8		5,523.5
2021		67,797.0		1,041.3
2022		55,868.1		858.1
2023		35,338.5		542.8
Thereafter		32,043.7		492.0

Total	Rs.	4,455,680.6	US$	68,433.1